Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 1,890	$ 0	$ 0
Gain on cash equivalents and other financial assets at FVTPL	2,950	308	0
Interest income under effective interest rate method at FVOCI	4,138	858	0
Finance income	8,978	1,166	0
Finance expense [Abstract]
Finance expense on investment	(660)	(123)	0
Interest expense	(63)	0	(9)
Finance expense	$ (723)	$ (123)	$ (9)